Long-Term U.S. Government Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

Corporate Bonds (1.2%)	Shares/ Par +	Value $ (000’s)
Communications (1.0%)
Beignet Investor LLC 6.581%, 5/30/49 144A	1,180,000	1,213
Total		1,213

Industrial (0.2%)
Vessel Management Services, Inc. 3.432%, 8/15/36	291,000	265
Total		265

Total Corporate Bonds (Cost: $1,471)		1,478

Governments (130.7%)
Governments (130.7%)
Resolution Funding Corp. Strip Coupon 0.000%, 4/15/28 IO	400,000	369
Tennessee Valley Authority Strip Principal 0.000%, 5/1/30 PO	500,000	423
US Treasury Bond
1.125%, 5/15/40	1,650,000	1,039
1.125%, 8/15/40	40,890,000	25,491
1.375%, 8/15/50	1,080,000	528
1.375%, 11/15/40	9,800,000	6,313
1.625%, 11/15/50	400,000	209
1.875%, 2/15/41	1,900,000	1,316
2.000%, 2/15/50	12,920,000	7,522
2.250%, 8/15/49	300,000	187
2.375%, 5/15/51	2,300,000	1,439
2.500%, 2/15/45	1,440,000	1,010
2.500%, 2/15/46	850,000	586
2.750%, 11/15/47	1,800,000	1,270
2.875%, 5/15/49	1,750,000	1,244
3.000%, 8/15/52	4,500,000	3,199
3.000%, 11/15/44	1,620,000	1,240
3.000%, 5/15/45	1,410,000	1,073
3.000%, 11/15/45	370,000	280
3.000%, 2/15/47	900,000	671
3.000%, 5/15/47	500,000	372
3.000%, 2/15/48	330,000	243
3.000%, 8/15/48 b	4,000,000	2,936
3.000%, 2/15/49	10,470,000	7,647
3.125%, 2/15/43	600,000	480
3.125%, 8/15/44	2,920,000	2,289
3.125%, 5/15/48	2,430,000	1,829
3.375%, 8/15/42	9,500,000	7,935
3.375%, 11/15/48	4,200,000	3,291
3.625%, 2/15/53	2,900,000	2,327
3.625%, 5/15/53	1,400,000	1,123
3.875%, 2/15/43	300,000	267
3.875%, 5/15/43	3,100,000	2,747
4.000%, 11/15/52	15,830,000	13,601
4.000%, 11/15/42	2,800,000	2,534
4.125%, 8/15/44	1,600,000	1,452
4.375%, 5/15/41	16,080,000	15,486
4.375%, 8/15/43	1,600,000	1,510
4.500%, 2/15/44	400,000	383
4.625%, 2/15/55	10,900,000	10,396

Governments (130.7%)	Shares/ Par +	Value $ (000’s)
Governments continued
4.625%, 5/15/44	500,000	485
4.625%, 11/15/44	700,000	677
4.625%, 11/15/45	2,700,000	2,604
4.625%, 2/15/46	400,000	386
4.750%, 5/15/55	900,000	876
4.750%, 11/15/43	1,790,000	1,768
4.750%, 2/15/45	300,000	295
4.875%, 8/15/45	2,660,000	2,651
5.000%, 5/15/45	500,000	507
US Treasury Inflation Index Bond
0.125%, 1/15/32	469,280	432
0.625%, 7/15/32	1,792,512	1,691
1.125%, 1/15/33	2,338,506	2,252
1.750%, 1/15/34	2,753,244	2,741
1.875%, 7/15/34	207,286	208
2.125%, 1/15/35	309,150	314
US Treasury Note
1.500%, 11/30/28	700,000	659
2.375%, 3/31/29 b	900,000	863
3.250%, 6/30/29	400,000	393
3.625%, 3/31/30	200,000	198
3.875%, 7/15/28	2,500,000	2,503
4.125%, 11/15/27	100,000	100
US Treasury Strip Coupon
0.000%, 8/15/34 IO	850,000	594
0.000%, 5/15/41 IO	40,000	19
0.000%, 8/15/41 IO	50,000	23
0.000%, 11/15/41 IO	80,000	37
0.000%, 5/15/42 IO	70,000	31
0.000%, 8/15/42 IO	220,000	97
0.000%, 11/15/42 IO	50,000	22
Total		157,683

Total Governments (Cost: $178,143)		157,683

Structured Products (21.6%)
Asset Backed Securities (0.3%)
ECMC Group Student Loan Trust, Series 2018-1A, Class A 4.526%, (US 30 Day Average SOFR plus 0.865%), 2/27/68 144A	35,183	35
Hertz Vehicle Financing LLC, Series 2022-2A, Class A 2.330%, 6/26/28 144A	300,000	293
Massachusetts Educational Financing Authority, Series 2008-1, Class A1 5.099%, (US 90 Day Average SOFR plus 1.212%), 4/25/38	7,734	8
Total		336

Mortgage Securities (21.3%)
Benchmark Mortgage Trust, Series 2019-B9, Class A5 4.015%, 3/15/52	600,000	587
Benchmark Mortgage Trust, Series 2024-V6, Class A3 5.925%, 3/15/57	200,000	206

Long-Term U.S. Government Bond Portfolio

Structured Products (21.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
COMM Mortgage Trust, Series 2018-HOME, Class A 3.815%, (CSTR, AFC), 4/10/33 144A	200,000	196
Federal Home Loan Mortgage Corp. 4.500%, 5/1/54	1,598,635	1,544
Federal Home Loan Mortgage Corp., Series 2752, Class EZ 5.500%, 2/15/34	65,385	67
Federal Home Loan Mortgage Corp., Series 3759, Class FB 4.287%, (US 30 Day Average SOFR plus 0.615%), 11/15/40	12,129	12
Federal Home Loan Mortgage Corp., Series 4092, Class AY 3.000%, 8/15/32	2,200,000	2,140
Federal Home Loan Mortgage Corp., Series 4387, Class AZ 4.000%, 9/15/44	1,770,779	1,692
Federal Home Loan Mortgage Corp., Series 4398, Class ZX 4.000%, 9/15/54	946,562	872
Federal Home Loan Mortgage Corp., Series 4830, Class ZG 3.000%, 4/15/53	621,775	481
Federal Home Loan Mortgage Corp., Series T-61, Class 1A1 5.259%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.400%), 7/25/44	2,871	3
Federal National Mortgage Association
3.600%, 2/1/40	487,767	459
5.000%, 6/1/35	12,923	13
5.000%, 2/1/36	21,128	21
5.500%, 5/1/49	18,260	19
6.500%, 5/1/54	609,877	631
Federal National Mortgage Association, Series 2007-39, Class NZ 4.250%, 5/25/37	14,415	14
Federal National Mortgage Association, Series 2012-101, Class FC 4.276%, (US 30 Day Average SOFR plus 0.615%), 9/25/42	19,622	19
Federal National Mortgage Association, Series 2016-61, Class ML 3.000%, 9/25/46	900,000	761
Freddie Mac Military Housing Bonds Resecuritization Trust, Series 2015-R1, Class A2 4.303%, (CSTR), 10/25/52 144A	536,568	458
Government National Mortgage Association TBA 4.000%, 4/21/56	800,000	749
Government National Mortgage Association, Series 2010-26, Class OW 0.000%, 2/20/40 PO	195,566	157

Structured Products (21.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Government National Mortgage Association, Series 2010-75, Class OA 0.000%, 9/20/35 PO	118,965	99
Hilton USA Trust, Series 2016-HHV, Class A 3.719%, 11/5/38 144A	600,000	597
Merrill Lynch Mortgage Investors Trust, Series 2003-A4, Class 3A 7.000%, (CSTR, AFC), 5/25/33	371	–π
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1 2.750%, (AFC), 11/25/59 144A	55,386	53
Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 1A1 4.451%, (US SOFR 1 Month plus 0.775%), (AFC), 10/19/34	830	1
Towd Point Mortgage Trust, Series 2020-1, Class A2A 3.100%, (AFC), 1/25/60 144A	200,000	184
Uniform Mortgage Backed Security TBA
3.500%, 6/11/56	300,000	274
4.000%, 4/13/56	700,000	660
4.000%, 5/13/56	2,900,000	2,734
5.000%, 4/13/56	2,000,000	1,972
5.000%, 5/13/56	1,200,000	1,182
6.000%, 5/13/56	6,800,000	6,923
Total		25,780

Total Structured Products (Cost: $26,942)		26,116

Short-Term Investments (11.7%)
Governments (1.1%)
Federal Home Loan Bank
3.605%, 7/15/26	700,000	692
3.635%, 4/15/26	700,000	699
Total		1,391

Repurchase Agreements (10.6%)
Citigroup Global Markets, Inc., 3.670%, 4/2/26 (Purchased on 3/31/26, to be repurchased at $11,801,203, collateralized by a US Treasury Note, 3.625%, due 3/31/28, par and fair value of $12,087,100 and $12,045,315, respectively)	11,800,000	11,800
JP Morgan Securities LLC, 3.660%, 4/2/26 (Purchased on 3/26/26, to be repurchased at $932,538, collateralized by a US Treasury Bond, 1.125%, due 8/15/40, par and fair value of $1,500,000 and $934,688, respectively)	931,875	932
Total		12,732

Total Short-Term Investments (Cost: $14,124)		14,123

Total Investments (165.2%) (Cost: $220,680)@		199,400

Other Assets, Less Liabilities (-65.2%)		(78,729)

Net Assets (100.0%)		120,671

Long-Term U.S. Government Bond Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Five-Year US Treasury Note Future	Short	USD	12,300	123	6/26	$13,306	$133	$(17)
Ten-Year US Treasury Note Future	Long	USD	3,800	38	6/26	4,220	(48)	9
Three-Month SOFR Future	Long	USD	8,500	34	6/27	8,193	(46)	2
Three-Month SOFR Future	Long	USD	8,500	34	9/27	8,198	(40)	2
Three-Month SOFR Future	Long	USD	8,500	34	12/27	8,205	(28)	2
Two-Year US Treasury Note Future	Short	USD	1,000	5	6/26	1,037	7	–	π
Ultra Long-Term US Treasury Bond Future	Short	USD	400	4	6/26	466	16	(1)
Ultra Ten-Year US Treasury Note Future	Short	USD	25,600	256	6/26	29,060	664	(76)
US Treasury Long Bond Future	Short	USD	7,400	74	6/26	8,427	230	(28)
							$888	$(107)

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
1-Day USD-SOFR Compounded-OIS	1.250%	6/41	3,110	USD	$84	$1,018	$1,102	$4
1-Day USD-SOFR Compounded-OIS	1.750%	10/53	500	USD	(7)	205	198	2
1-Day USD-SOFR Compounded-OIS	3.500%	12/54	2,800	USD	65	245	310	15
					$142	$1,468	$1,610	$21

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$21	$15	$36	$–	$(122)	$(122)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026 the value of these securities (in thousands) was $3,029 representing 2.5% of the net assets.

b	Part or all of the security has been pledged as collateral.
π	Amount is less than one thousand.
@

At March 31, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $201,371 and the net unrealized appreciation of investments based on that cost was $527 which is comprised of $2,679 aggregate gross unrealized appreciation and $2,152 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Long-Term U.S. Government Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2026.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Corporate Bonds	$—	$1,478	$—
Governments	—	157,683	—
Structured Products	—	26,116	—
Short-Term Investments	—	14,123	—
Other Financial Instruments^
Futures	1,050	—	—
Interest Rate Swaps	—	1,610	—
Total Assets:	$1,050	$201,010	$—
Liabilities:
Other Financial Instruments^
Futures	(162)	—	—
Total Liabilities:	$(162)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
BRL-CDI	Brazil Interbank Deposit Rate
CAONREPO	Canadian Overnight Repo Rate Average
JIBAR	Johannesburg Interbank Agreed Rate
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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